As filed with the Securities and Exchange Commission on November 12, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____                                                                         [  ]

Post-Effective Amendment No.                                                                                   [  ]

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	MS. BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY, RONON, STEVENS, &YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)	PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class A, Class B, Class C and Class R2 shares of beneficial interest, without par value, of the Nationwide Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on December 13, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended.

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive
Suite 1000
King of Prussia, PA 19406
800-848-0920

NATIONWIDE LARGE CAP VALUE FUND

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on: February 16, 2011

To the shareholders of the Nationwide Large Cap Value Fund, a series of Nationwide Mutual Funds, a Delaware statutory trust (the “Trust”):

NOTICE IS HEREBY GIVEN that the Trust will hold a Special Meeting of Shareholders (the “Meeting”) for the Nationwide Large Cap Value Fund, which will be held on February 16, 2011 at 10:00 a.m., Eastern Time, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  The purpose of the Meeting is to vote on the following proposal (the “Proposal”):

1.
To approve a Plan of Reorganization (the “Plan”) by the Trust, on behalf of two of its series, the Nationwide Fund (the “Nationwide Fund”) and the Nationwide Large Cap Value Fund (the “Large Cap Value Fund”) which provides for: (i) the acquisition by the Nationwide Fund of substantially all of the property, assets and goodwill of the Large Cap Value Fund, in exchange solely for Class A shares, Class B shares, Class C shares, and Class R2 shares of the Nationwide Fund; (ii) the pro rata distribution of such shares of the Nationwide Fund to the shareholders of the Large Cap Value Fund holding the corresponding classes of shares of the Large Cap Value Fund; and (iii) the liquidation and dissolution of the Large Cap Value Fund.

2.	To vote upon any other business that may properly come before the Meeting or any adjournment(s) thereof.

A copy of the form of the Plan, which more completely describes the transaction proposed, is attached as Exhibit A to the attached Proxy Statement/Prospectus.

Shareholders of record of the Large Cap Value Fund as of the regular close of business of the New York Stock Exchange on November 22, 2010 are entitled to notice of and to vote at the Meeting and at any adjournment(s) or postponement(s) thereof. Each share of the Fund is entitled to one vote, and each fractional share held is entitled to a proportional fractional vote, with respect to the Proposal.  Instead of attending and voting at the Meeting, you may choose to vote and return the Proxy Card (or voting instruction form) or vote by telephone or through the Internet.  Any vote cast by you, other than through attendance at the Meeting, must be duly and properly received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting.  If you have returned the Proxy Card (or voting instruction form) or voted by telephone or through the Internet and are present at the Meeting, you may change the vote specified in the proxy at that time.  However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy.  Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card (or voting instruction form) by mail in the enclosed postage-paid envelope provided or by voting by telephone or over the Internet.

The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) or postponements(s) thereof.

By Order of the Board of Trustees of the Trust,

/s/Eric E. Miller,
Secretary

[_______, 2010]

Your vote is important.  To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card (or voting instruction form), sign it, and return it as soon as possible in the enclosed envelope, which requires no postage if mailed in the United States, or vote by telephone or over the Internet by following the instructions provided on the Proxy Card.   Please vote your proxy regardless of the number of shares owned.  You may revoke your proxy at any time at, or before, the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(800) 848-0920

NATIONWIDE LARGE CAP VALUE FUND

IMPORTANT SHAREHOLDER INFORMATION

Enclosed is a Notice, Proxy Statement/Prospectus, and proxy card(s)/voting instruction form(s) for a Special Meeting of Shareholders (the “Meeting”) relating to the Nationwide Large Cap Value Fund (the “Fund”), a series of Nationwide Mutual Funds (the “Trust”).  The Meeting will be held on February 16, 2011 at 10:00 a.m., Eastern Time, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

The purpose of the Meeting is to vote on an important proposal (the “Proposal”) that affects the Fund and your investment in the Fund.  As a shareholder of the Fund, you have the opportunity to voice your opinion on the matters that affect the Fund.  This package contains information about the Proposal and the materials to use when voting by mail, by telephone or through the Internet.

The Proposal has been carefully reviewed by the Board of Trustees of the Trust (the “Board”).  The Board believes that the Proposal is in the best interests of shareholders of the Fund.  The Board recommends that you vote FOR the Proposal.  Whether or not you plan to attend the Meeting, please take a few minutes to read the enclosed materials and cast your vote promptly.  To cast your vote, simply complete the proxy card(s)/voting instruction form(s) enclosed in this package.  Be sure to sign and date the card(s) before mailing them in the postage-paid envelope.  You also may vote your shares by telephone or through the Internet.  Simply call the toll-free number or visit the website indicated on your proxy card(s)/voting instruction form(s) and follow the recorded or online instructions.  Your vote is extremely important, no matter how large or small your holdings may be.  It is important that your vote be received by the date of the Meeting.

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

If you have any questions before you vote, please call the Trust at (800) 848-0920 (toll-free).  You may also receive a telephone call from the Fund’s proxy solicitor, The Altman Group, asking you to vote your shares.  Thank you for your participation in this important initiative.

TELEPHONE AND INTERNET VOTING

For your convenience, you also may be able to vote by telephone or through the Internet, 24-hours a day.  If your account is eligible, separate instructions are enclosed.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
THE REORGANIZATION

The following is a brief overview of the Proposal to be voted upon at the meeting of shareholders scheduled for February 16, 2011 (the “Meeting”).  Your vote is important.  Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference.  If you need another copy of the Proxy Statement/Prospectus, please call Nationwide Mutual Funds (the “Trust”) at (800) 848-0920 (toll-free).  We appreciate your decision to invest with Nationwide Mutual Funds and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

Shareholders of the Nationwide Large Cap Value Fund (the “Large Cap Value Fund”) are being asked to vote to approve a Plan of Reorganization whereby the Nationwide Fund, another series of the Trust, would acquire all of the property, assets and goodwill of the Large Cap Value Fund (the “Proposal”).

Why has the reorganization been proposed?

The Large Cap Value Fund commenced operations in 1998.  Throughout its history, the Large Cap Value Fund has seldom attracted and retained sufficient investor assets necessary to produce efficient operations and economies of scale that would benefit its shareholders.  As of June 30, 2010, the Large Cap Value Fund contained approximately $14.2 million in assets.  The Nationwide Fund contained approximately $704.4 million in assets as of June 30, 2010.  Due to the significant asset size of the Nationwide Fund, it provides its shareholders operating efficiencies and economies of scale.  The Nationwide Fund also is subject to a management fee that is lower than the management fee paid by the Large Cap Value Fund, as well as lower overall annual operating expenses than those of the Large Cap Value Fund.  Rather than continue the separate existence of the Large Cap Value Fund, Nationwide Fund Advisors (“NFA”), the investment adviser to both the Large Cap Value Fund and the Nationwide Fund, has recommended to the Board of Trustees of the Trust (the “Board”) that merging the Large Cap Value Fund into the Nationwide Fund is in the best interests (related to fund flows, expenses, economies of scale and distribution opportunities) of the Large Cap Value Fund and its shareholders.  It is NFA’s intent that the merger proposed herein will provide shareholders of the Large Cap Value Fund a reduction of annual operating expenses and a lower management fee.

How will the reorganization work?

If shareholders of the Large Cap Value Fund approve the Plan of Reorganization, substantially all of the Large Cap Value Fund’s assets will be transferred to the Nationwide Fund in exchange solely for Class A shares, Class B shares, Class C shares, and Class R2 shares of the Nationwide Fund equal in value to the assets of the Large Cap Value Fund that are transferred to the Nationwide Fund (the “Transaction”).  Such shares of the Nationwide Fund shares will then be distributed pro rata to the shareholders of the Large Cap Value Fund, and the Large Cap Value Fund will be liquidated and dissolved.  The Transaction will result in shares of the Large Cap Value Fund being exchanged for corresponding classes of Nationwide Fund shares equal in value (but having a different price per share) to shares of the Large Cap Value Fund.

More detailed information about the transfer of assets by the Large Cap Value Fund and the issuance of shares by the Nationwide Fund can be found in the Proxy Statement/Prospectus.

Will portfolio management change?

Yes.  While NFA manages the investment of both the Large Cap Value Fund’s and the Nationwide Fund’s assets and supervises the daily business affairs of both Funds, subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.   The Large Cap Value Fund’s subadviser is NorthPointe Capital LLC.  The Nationwide Fund’s subadvisers are Aberdeen Asset Management Inc. and Diamond Hill Capital Management, Inc.  Further information about each subadviser and its respective portfolio managers can be found in the Proxy Statement/Prospectus.

How will the Transaction benefit shareholders?

The Board considered a number of factors before approving the Transaction.  After considering these factors, the Board concluded that shareholders will potentially benefit from the Transaction in the following ways:

•
The investment objective of the Large Cap Value Fund is substantially similar to the investment objective of the Nationwide Fund.  The Large Cap Value Fund seeks to maximize total return, consisting of both capital appreciation and current income, whereas the Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.  Both Funds invest in common stocks with the goal of achieving capital growth and/or dividend income, although the Large Cap Value Fund and Nationwide Fund may use different approaches in achieving their investment objectives.  For example, both Funds include large-cap stocks in their portfolios.  Unlike the Nationwide Fund, however, the Large Cap Value Fund maintains a stated policy of investing primarily in large-cap stocks.  In addition, the Large Cap Value Fund invests primarily in “value” stocks, i.e., stocks that the Fund’s subadviser believes to be trading at prices that do not reflect their intrinsic value.  The Nationwide Fund typically includes value stocks in its portfolio, although it includes other types of stocks, such as “growth” stocks, as well.  Under normal circumstances, the Nationwide Fund invests in a diversified portfolio of common stocks (not necessarily limited to large-cap stocks) to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income.

•	The Nationwide Fund has already achieved a scalable size whereas the Large Cap Value Fund has experienced declining assets and the inability to attract new investment.

•
Shareholders of the Large Cap Value Fund and Nationwide Fund potentially could benefit by the growth in assets realized by combining the Funds because a larger fund can potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base.  (There can be no assurance, however, that such savings will be realized.)

•
Shareholders of the Large Cap Value Fund will immediately realize reduced investment advisory fees and total operating expenses.  In particular, the net expenses of the Nationwide Fund, both before and after the Transaction, are lower than the net expenses of the Large Cap Value Fund.

•
The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes:  (i) shareholders of the Large Cap Value Fund will not recognize any gain or loss as a result of the exchange of their shares of the Large Cap Value Fund for shares of the Nationwide Fund; and (ii) the Nationwide Fund and its shareholders will not recognize any gain or loss upon receipt of the Large Cap Value Fund’s assets.

•	The costs of the Transaction (excluding brokerage costs, if any) will be borne by NFA.

GENERAL INFORMATION

Has the Board approved the Proposal?

Yes.  The Board has unanimously approved the Proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Large Cap Value Fund that you own as of the regular close of business of the New York Stock Exchange on the record date.  The record date is November 22, 2010.

How do I vote my shares?

You can vote your shares by:

(1)  completing and signing the enclosed Proxy Card (or voting instruction form) and mailing it in the enclosed postage-paid envelope; or

(2)  through the Internet or telephone by following the voting procedures described on the Proxy Card.

If you specify a vote for the proposal, your proxy will be voted as you indicate.  If you simply sign, date, and return the Proxy Card, but do not specify a vote for the Proposal, your proxy will be voted FOR the Proposal.  If you need any assistance, or have any questions regarding the Proposal or on how to vote your shares, please call [solicitor], the Large Cap Value Fund’s proxy solicitor, at [   -   -    ] (toll-free).

How do I sign the Proxy Card?

Please sign exactly as your name appears on the Proxy Card.  When shares are hold by joint tenants, at least one holder should sign.  When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate.  Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

How can I find more information on the Proposal?

You should read the Proxy Statement/Prospectus that provides details regarding the reorganization.

PROXY STATEMENT/PROSPECTUS

TABLE OF CONTENTS

Summary of Proposal
What proposal am I voting on?	3
How do the investment objectives, principal strategies and policies of the Large Cap Value Fund compare against the Nationwide Fund?	3
What are the principal risks associated with investments in the Large Cap Value Fund versus the Nationwide Fund?	4
What are the general tax consequences of the Transaction?	4
Who manages the Funds?	5
What are the fees and expenses of each Fund and what might they be after the Transaction?	6
How do the performance records of the Funds compare?	9
Where can I find more financial information about the Funds?	11
What are other key features of the Funds?	11
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	12
Are there any significant differences between the investment objectives of the Large Cap Value Fund compared to the Nationwide Fund?	12
Are there any significant differences between the principal strategies and policies of the Large Cap Value Fund compared to the Nationwide Fund?	12
How do the fundamental investment restrictions of the Large Cap Value Fund differ from the Nationwide Fund?	14
What are the principal risk factors associated with investments in the Funds?	14
REASONS FOR THE TRANSACTION	14
INFORMATION ABOUT THE TRANSACTION AND THE PLAN	16
How will the Transaction be carried out?	17
Who will pay the expenses of the Transaction?	17
What are the tax consequences of the Transaction?	17
What should I know about shares of the Nationwide Fund?	19
What are the capitalizations of the Funds and what might the capitalization be after the Transaction?	20
MORE INFORMATION ABOUT THE FUNDS	21
VOTING INFORMATION	22
Who is entitled to vote?	22
What vote is necessary to approve the Plan?	22
How will the shareholder voting be handled?	22
How do I ensure my vote is accurately recorded?	22
May I revoke my proxy?	23
What other matters will be voted upon at the Meeting?	23
What other solicitations will be made?	23
Who will pay the expenses of the Proposal?	24
How do I submit a shareholder proposal?	24
PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE	24
EXHIBITS TO PROXY STATEMENT/PROSPECTUS	25

NATIONWIDE MUTUAL FUNDS
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(800) 848-0920

PROXY STATEMENT/PROSPECTUS

Dated [_______, 2010]

Acquisition of the Assets of:
NATIONWIDE LARGE CAP VALUE FUND (a series of Nationwide Mutual Funds)
By and in exchange for shares of:
NATIONWIDE FUND (a series of Nationwide Mutual Funds)

This Proxy Statement/Prospectus solicits proxies to be voted at a meeting of shareholders (the “Meeting”) of Nationwide Large Cap Value Fund (the “Large Cap Value Fund”), a series of Nationwide Mutual Funds (the “Trust”).  The Meeting has been called by the Board of Trustees of the Trust (the “Board”) to vote on the proposal (the “Proposal”), as more fully described below.  At the Meeting, shareholders of the Large Cap Value Fund will be asked to approve or disapprove a Plan of Reorganization (the “Plan”) with respect to the Large Cap Value Fund.  If shareholders vote to approve the Plan, substantially all of the assets of the Large Cap Value Fund will be acquired by the Nationwide Fund, also a series of the Trust (the “Nationwide Fund,” and collectively with the Large Cap Value Fund, the “Funds”), in exchange for Class A shares, Class B shares, Class C shares, and Class R2 shares of the Nationwide Fund.  The Large Cap Value Fund will then be liquidated and dissolved.  The principal office of the Trust is 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  You can reach the offices of the Trust by telephone by calling (800) 848-0920.  The Proxy Statement/Prospectus is also available on the Internet at www.nationwide.com/mutualfundsshareholdernews.

The Meeting will be held on February 16, 2011 at 10:00 a.m., Eastern Time, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  The Board, on behalf of the Large Cap Value Fund, is soliciting these proxies.  This Proxy Statement/Prospectus will first be sent to shareholders on or about December 15, 2010.

The investment goals of the Funds are similar.  The Large Cap Value Fund seeks to maximize total return consisting of both capital appreciation and current income.  The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.  Each Fund is a diversified series of the Trust.

This Proxy Statement/Prospectus sets forth concisely information you should know before voting on the Proposal and provides information about an investment in the Nationwide Fund, which is relevant if you are a shareholder of the Large Cap Value Fund. You should retain this Proxy Statement/Prospectus for future reference.  A Statement of Additional Information dated October 15, 2010 (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus contains more information about the Nationwide Fund, the Large Cap Value Fund and the Proposal, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of the Nationwide Fund, dated October 15, 2010 (1933 Act File No. 333-40455) (the “Nationwide Fund Prospectus”), is included with, and is considered a part of, this Proxy Statement/Prospectus, and is intended to provide you with information about the Nationwide Fund.  The prospectus of the Large Cap Value Fund, dated October 15, 2010 (1933 Act File No. 333-40455) and as amended to date, provides additional information about the Large Cap Value Fund and is incorporated herein by reference.

You can request a free copy of the Statement of Additional Information, Nationwide Fund or Large Cap Value Fund Prospectus, the Annual Report to Shareholders of the Nationwide Fund or Large Cap Value Fund for the fiscal year ended October 31, 2009 and October 31, 2010  (when available) (collectively the “Annual Reports”) or the Semiannual Report to Shareholders of the Nationwide Fund and Large Cap Value Fund for the period ended April 30, 2010, by calling (800) 848-0920, or by writing to the Trust at: 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

Additional information about the Nationwide Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s Internet site at www.sec.gov.  Shareholders can review and copy information about the Nationwide Fund and the Trust by visiting the Public Reference Room, U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0102.  Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

This Proxy Statement/Prospectus is also being furnished in connection with the solicitation of voting instructions by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”) from owners of variable annuity contracts (“Variable Contracts”) having contract values allocated to subaccounts of one or more Nationwide Life separate accounts invested in shares of the Large Cap Value Fund.  For purposes of this Proxy Statement/Prospectus, the terms “you,” “your,” and “shareholder” refer to both contract owners who invest in the Large Cap Value Fund through their Variable Contracts as well as Nationwide Life.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency.  Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY OF THE PROPOSAL

This is only a summary of certain information contained in this Proxy Statement/Prospectus.  You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan, attached as Exhibit A, and the Nationwide Fund Prospectus included with this Proxy Statement/Prospectus.

What proposal am I voting on?

At a meeting held on September 14, 2010, the Board, on behalf of the Large Cap Value Fund, considered the Proposal to reorganize the Large Cap Value Fund with and into the Nationwide Fund, approved the Plan and voted to recommend that shareholders of the Large Cap Value Fund vote to approve the Plan.

Shareholders of the Large Cap Value Fund are being asked to consider and approve the Plan that will have the effect of reorganizing the Large Cap Value Fund with and into the Nationwide Fund as summarized below.  The Plan provides for: (i) the acquisition by the Nationwide Fund of substantially all of the property, assets and goodwill of the Large Cap Value Fund in exchange solely for Class A shares, Class B shares, Class C shares, and Class R2 shares of the Nationwide Fund; (ii) the pro rata distribution of such shares of the Nationwide Fund to shareholders of the Large Cap Value Fund holding the corresponding class of shares of the Large Cap Value Fund; and (iii) the liquidation and dissolution of the Large Cap Value Fund.  The proposed transaction for the Large Cap Value Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”  The Board approved the Plan for the Large Cap Value Fund unanimously and recommends that shareholders of the Large Cap Value Fund approve the Plan.

If shareholders of the Large Cap Value Fund approve the Plan, substantially all of the Large Cap Value Fund’s assets will be transferred to the Nationwide Fund in exchange for the Nationwide Fund’s shares equal in value to the assets of the Large Cap Value Fund that are transferred to the Nationwide Fund.  The Nationwide Fund shares will then be distributed pro rata to the Large Cap Value Fund’s shareholders and the Large Cap Value Fund will be liquidated and dissolved.

The Transaction, if approved for the Large Cap Value Fund, will result in your shares of the Large Cap Value Fund being exchanged for Nationwide Fund shares equal in value (but having a different price per share) to your shares of the Large Cap Value Fund.  In particular, Class A, Class B, Class C and Class R2 shares of the Large Cap Value Fund will merge with and into Class A, Class B, Class C and Class R2 shares, respectively, of the Nationwide Fund.  This means that you will cease to be a shareholder of the Large Cap Value Fund and will become a shareholder of the Nationwide Fund.  This exchange will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around February 25, 2011.

For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Transaction is in the best interests of the Large Cap Value Fund and Nationwide Fund.  The Board has also concluded that the interests of the existing shareholders of the Large Cap Value Fund and Nationwide Fund will not be diluted as a result of the Proposal Transaction.

THE BOARD RECOMMENDS THAT
YOU VOTE TO APPROVE THE PLAN

How do the investment objectives, principal strategies and policies of the Large Cap Value Fund compare against the Nationwide Fund?

Investment Objectives.  The investment objective of the Large Cap Value Fund is substantially similar, but not identical, to the investment objective of the Nationwide Fund.  The Large Cap Value Fund seeks to maximize total return, consisting of both capital appreciation and current income, whereas the Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.  The Large Cap Value Fund’s and Nationwide Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  The principal strategies and policies of the Large Cap Value Fund are similar in some respects, but differ in other respects from the principal strategies and policies of the

Nationwide Fund.  Both Funds invest in common stocks with the goal of achieving capital growth and/or dividend income, although the Large Cap Value Fund and Nationwide Fund may use different approaches in achieving their investment objectives.  For example, both Funds include large-cap stocks in their portfolios.  Unlike the Nationwide Fund, however, the Large Cap Value Fund maintains a stated policy of investing primarily in large-cap stocks.  In addition, the Large Cap Value Fund invests primarily in “value” stocks, i.e., stocks that the Fund’s subadviser believes to be trading at prices that do not reflect their intrinsic value.  The Nationwide Fund typically includes value stocks in its portfolio, although it includes other types of stocks, such as “growth” stocks, as well.  Under normal circumstances, the Nationwide Fund invests in a diversified portfolio of common stocks (not necessarily limited to large-cap stocks) to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income.  Finally, the Large Cap Value Fund is managed by one subadviser, while the Nationwide Fund is managed by multiple subadvisers.  Each Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Large Cap Value Fund versus the Nationwide Fund?

As with most investments, investments in the Funds involve certain principal risks.  There can be no guarantee against losses resulting from an investment in the Funds, nor is there any assurance that the Funds will achieve their investment objectives.  The principal risks associated with an investment in the Large Cap Value Fund are similar, but not identical, to the principal risks associated with an investment in the Nationwide Fund.

Stock market risk.  The Funds both invest in the stock market, which involves the risk of the portfolio losing value if the individual stocks that the portfolio invests in or the overall stock market that such stocks trade in go down.

Portfolio turnover risk.  The Funds may engage in active and frequent trading of portfolio securities, which increases transaction costs and may adversely impact each Fund’s performance and may increase share price volatility.

Value style risk.  The Large Cap Value Fund focuses on a value style of investing, which means investing in securities the Large Cap Value Fund’s subadviser believes to be undervalued.  In other words, the Large Cap Value Fund’s subadviser buys stocks it believes to be trading at prices that do not reflect their issuers’ intrinsic value.  Value stocks may go in and out of favor, causing the Large Cap Value Fund to sometimes underperform other equity funds that use different investing styles, and can react differently to issuer, political, market and economic developments than the market overall and other types of stocks.  In addition, the Large Cap Value Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Multi-manager risk.  The Nationwide Fund is composed of two portions managed by different subadvisers, whereas only one subadviser manages the Large Cap Value Fund.  As a result of the independent security selection of each subadviser, the Nationwide Fund’s exposure to a given security, industry sector, or market capitalization could be smaller or larger than if the Nationwide Fund were managed by a single subadviser, such as with the Large Cap Value Fund, which could in turn affect the Nationwide Fund’s performance.  It is also possible that the security selection process of one subadviser will not complement that of the other subadviser.

For further information about the principal risks of investing in the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the general tax consequences of the Transaction?

It is expected that shareholders of the Large Cap Value Fund will not recognize any gain or loss for federal tax purposes as a result of the exchange of their shares for shares of the Nationwide Fund pursuant to the Transaction.  You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.  For further information about the federal income tax consequences of the Transaction, see “Information about the Transaction and the Plan – What are the tax consequences of the Transaction?”

Dividends, Distributions and Taxes. Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the Large Cap Value Fund Prospectus and the Nationwide Fund Prospectus under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, will be paid as a dividend each quarter.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  All income and capital gain distributors are automatically reinvested in shares of the applicable Fund.  You may request in writing a payment in cash if the distribution is in excess of $5.

Who manages the Funds?

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds.  Subject to the supervision of the Board, NFA also determines the allocation of each Fund’s assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers.  NFA was organized in 1999 as an investment adviser for mutual funds.  NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.  As of September 30, 2010, NFA managed in the aggregate approximately $34.6 billion in assets in various investment company accounts.

Subject to the supervision of NFA and the Board, one or more subadvisers will manage all or a portion of each Fund’s assets in accordance with each Fund’s investment objectives and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Large Cap Value Fund

NorthPointe Capital LLC (“NorthPointe”) is the subadviser for the Large Cap Value Fund and is located at 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084.  NorthPointe was organized in 1999 as a domestic equity money management firm dedicated to serving the investment needs of institutions, high net worth individuals and mutual funds.

Peter J. Cahill, CFA, Jeffrey C. Petherick, CFA, and Mary C. Champagne, CFA, are responsible for the day-to-day management of the Large Cap Value Fund, including the section of the Large Cap Value Fund’s investments. Mr. Cahill, Mr. Petherick and Ms. Champagne each joined NorthPointe in January 2000.

Nationwide Fund

Aberdeen Asset Management Inc.

Aberdeen Asset Management Inc. (“Aberdeen”) is the subadviser for a portion of the Nationwide Fund and is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103.  Aberdeen, formed in 1993, is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC.

Paul Atkinson and Francis Radano, III, CFA, oversee the Aberdeen portion of the Nationwide Fund.  They jointly are responsible for the day-to-day management of the Aberdeen portion, including the selection of the Nationwide Fund’s investments.

Mr. Atkinson is the Head of U.S. Equities for Aberdeen.  Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May

2005.  Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birbeck College in 1996.

Mr. Radano joined Aberdeen as an Investment Manager in October 2007.  Prior to that, he was a senior equity analyst employed by NFA since November 1999.  Mr. Radano earned a bachelor’s degree in economics from Dickinson College and an MBA in finance from Villanova University.

Diamond Hill Capital Management, Inc.

Diamond Hill Capital Management, Inc. (“Diamond Hill”) is a subadviser for a portion of the Nationwide Fund and is located at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215.  Diamond Hill has been an investment adviser, currently providing advisory services to individuals, pension and profit-sharing plans, trust, corporations and other institutions, since June 2, 1998

Charles S. Bath, CFA, is responsible for the day-to-day management of the Diamond Hill portion of the Nationwide Fund, including the selection of the Nationwide Fund’s investments.  William Dierker and Christopher Welch support Mr. Bath in the management of the Diamond Hill portion.

Mr. Bath has a Bachelor of Science degree in Accounting from Miami University, a Master’s of Business Administration from The Ohio State University and holds the CFA designation.  He has been the Managing Director-Equities for Diamond Hill since September 2002.  From 1985 to September 2002, Mr. Bath was a senior portfolio manager for Nationwide Insurance and Gartmore Global Investments, a global investment firm that at the time was affiliated with Nationwide Insurance.  Mr. Bath was first employed by Nationwide Insurance as an investment professional in 1982.

Mr. Dierker has a B.S.B.A. in Accounting from Xavier University and holds the CFA designation.  He has been an investment professional with Diamond Hill since September 2006.  From September 2004 to August 2006, Mr. Dierker was a Senior Portfolio Manager/Senior Vice President at Federated Investors.  He was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004.  He served as an Investment Officer and Vice President, Equity Securities with Nationwide Insurance from March 1998 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, at the time an affiliate of Nationwide Insurance, from January 2002 to April 2003.

Mr. Welch has a Bachelor of Arts degree in Economics from Yale University and holds the CFA designation.  He has been an investment professional with Diamond Hill since November 2005.  From 2004 to November 2005, Mr. Welch was a Portfolio Manager for Fiduciary Trust Company International, an investment management firm.  From 1995 to 2002, Mr. Welch served as Portfolio Manager and Senior Equity Analyst for Nationwide Insurance and its affiliated mutual fund unit at the time, Gartmore Global Investments.

The SAI for the Funds dated October 15, 2010, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information About the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of shares of the Nationwide Fund after the Transaction.  The operating expenses shown are based on expenses incurred during each Fund’s most recent fiscal year ended October 31, 2009.  “Other Expenses” have been restated to reflect the Board’s approval of a new methodology for the allocation of certain Fund expenses, including those relating to the provision of administration and transfer agency services, effective May 1, 2010.

FEE TABLES FOR THE FUNDS

Class A Shares
	Actual		Pro forma
	Large Cap Value Fund– Class A	Nationwide Fund – Class A	Nationwide Fund - Class A After Transaction with Large Cap Value Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	1.66%	0.34%	0.34%
Total Annual Fund Operating Expenses	2.66%	1.17%	1.17%
Amount of Fee Waiver/Expense Reimbursement	(1.14)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.52%	1.17%	1.17%

Class B Shares
	Actual		Pro forma
	Large Cap Value Fund– Class B	Nationwide Fund – Class B	Nationwide Fund - Class B After Transaction with Large Cap Value Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	5.00%	5.00%	5.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.54%	0.28%	0.28%
Total Annual Fund Operating Expenses	3.29%	1.86%	1.86%
Amount of Fee Waiver/Expense Reimbursement	(1.14)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.15%	1.86%	1.86%

Class C Shares
	Actual		Pro forma
	Large Cap Value Fund– Class C	Nationwide Fund – Class C	Nationwide Fund - Class C After Transaction with Large Cap Value Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	1.00%	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.54%	0.28%	0.28%
Total Annual Fund Operating Expenses	3.29%	1.86%	1.86%
Amount of Fee Waiver/Expense Reimbursement	(1.14)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.15%	1.86%	1.86%

Class R2 Shares
	Actual		Pro forma
	Large Cap Value Fund– Class R2	Nationwide Fund – Class R2	Nationwide Fund - Class R2 After Transaction with Large Cap Value Fund
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	1.74%	0.48%	0.48%
Total Annual Fund Operating Expenses	2.99%	1.56%	1.56%
Amount of Fee Waiver/Expense Reimbursement	(1.14)%	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.85%	1.56%	1.56%

Examples

These Examples are intended to help you compare the costs of investing in Large Cap Value Fund shares with the cost of investing in Nationwide Fund shares of the comparable class, both before and after the Transaction.  The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods.  The Examples assume a 5% return each year and no change in expenses.  Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Class A
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class A Shares	$721	$1,252	$1,808	$3,317
Nationwide Fund – Class A Shares	687	925	1,182	1,914
Pro forma Nationwide Fund – Class A Shares (after the Transaction with Large Cap Value Fund)	687	925	1,182	1,914

Class B
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class B Shares	$718	$1,206	$1,819	$3,296
Nationwide Fund – Class B Shares	689	885	1,206	1,915
Pro forma Nationwide Fund – Class B Shares (after the Transaction with Large Cap Value Fund)	689	885	1,206	1,915

Class C
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class C Shares	$318	$906	$1,619	$3,508
Nationwide Fund – Class C Shares	289	585	1,006	2,180
Pro forma Nationwide Fund – Class C Shares (after the Transaction with Large Cap Value Fund)	289	585	1,006	2,180

Class R2
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class R2 Shares	$188	$817	$1,472	$3,228
Nationwide Fund – Class R2 Shares	159	493	850	1,856
Pro forma Nationwide Fund – Class R2 Shares (after the Transaction with Large Cap Value Fund)	159	493	850	1,856

You would pay the following expenses on the same investment if you did not sell your shares:
Class B
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class B Shares	$218	$906	$1,619	$3,296
Nationwide Fund – Class B Shares	189	585	1,006	1,915
Pro forma Nationwide Fund – Class B Shares (after the Transaction with Large Cap Value Fund)	189	585	1,006	1,915

Class C
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class C Shares	$218	$906	$1,619	$3,508
Nationwide Fund – Class C Shares	189	585	1,006	2,180
Pro forma Nationwide Fund – Class C Shares (after the Transaction with Large Cap Value Fund)	189	585	1,006	2,180

These are just examples.  They do not represent past or future expenses or returns.  Each Fund pays its own operating expenses.  The effects of these expenses are reflected in the net asset value and are not directly charged to your account.  The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the Transaction.  The performance history of the Large Cap Value Fund compared to the Nationwide Fund, as of June 30, 2010, was among the factors that the Board considered.

The performance history of the Large Cap Value Fund and Nationwide Fund, as of July 31, 2010, is shown below:

	Average Annual Total Returns
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund – Class A	12.56%	-9.30%	-1.29%	3.05%
Nationwide Fund – Class A	9.07%	-9.50%	-1.99%	-0.78%

Large Cap Value Fund – Class B	11.88%	-9.89%	-1.91%	2.40%
Nationwide Fund – Class B	8.34%	-10.13%	-2.68%	-1.50%

Large Cap Value Fund – Class C	11.94%	-9.86%	-1.90%	2.42%
Nationwide Fund – Class C	8.38%	-10.10%	-2.66%	-1.42%

Large Cap Value Fund – Class R2	12.41%	-9.40%	-1.44%	2.74%
Nationwide Fund – Class R2	8.86%	-9.68%	-2.20%	-0.83%

Performance Benchmark For Large Cap Value Fund
Russell 1000® Value Index1	15.39%	-8.96%	-0.91%	2.92%
Performance Benchmark For Nationwide Fund
S&P 500® Index2	13.84%	-6.78%	-0.17%	-0.76%

1
The Russell 1000® Value Index is an unmanaged index that measures the performance of the stocks of the companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.  The Index does not pay sales charges, fees or expenses. If sales charges, fees and expenses were deducted, the actual returns of the Index would be lower.  Individuals cannot invest directly in an index.

2
The S&P 500 Index is an unmanaged, market capitalization weighted index of 500 widely held stocks of large-cap U.S. companies.  Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?

The Large Cap Value Fund’s and Nationwide Fund’s Annual Reports contain a discussion of each Fund’s performance during the fiscal year ending October 31, 2009, and shows per share information for each of the previous five fiscal years.  Each Fund’s Annual Report for the fiscal year ending October 31, 2010, will be available on or about December 30, 2010.  These documents, and each Fund’s most recent Semi-annual Report (April 30, 2010), are available upon request.  (See “More Information about the Funds”).

What are other key features of the Funds?

Investment Advisory Fees.  NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
Large Cap Value Fund	0.75% on assets up to $100 million 0.70% for assets of $100 million or more
Nationwide Fund
0.60% on assets up to $250 million
0.575% on assets of $250 million up to $1 billion
0.55% on assets of $1 billion up to $2 billion
0.525% on assets of $2 billion up to $5 billion
0.50% for assets of $5 billion and more

Based on the Nationwide Fund’s asset size as of July 31, 2010, the Nationwide Fund pays an effective investment advisory fee of 0.58% due to the investment advisory fee breakpoints detailed in the above chart. The Large Cap Value Fund has not achieved sufficient asset size, as of July 31, 2010, to qualify for any of the investment advisory fee breakpoints detailed in the above chart.  NFA has contracted to waive the portion, if any, of the annual investment advisory fees payable by the Large Cap Value Fund and to pay certain expenses of the Large Cap Value Fund for the period through February 28, 2011, to the extent necessary to limit the total operating expenses of the appropriate class of the Large Cap Value Fund to the levels described in the Fee Tables.

NFA pays a subadvisory fee to each subadviser based upon the investment advisory fee NFA receives.

Distribution Services.  Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, serves as principal underwriter for both Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007.  In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities.  NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge and 12b-1 fee, if any, imposed upon the sale of shares of each Fund.  The Underwriting Agreement with the Trust covers both Funds.

Rule 12b-1 Plans.  The Trust has adopted a distribution plan under Rule 12b-1 (the “Rule 12b-1 Plan”) of the Investment Company Act of 1940 (the “1940 Act”) for each Fund’s Class A, Class B, Class C and Class R2 shares.  The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Fund’s principal underwriter, for expenses associated with the distribution of Class A, Class B, Class C and Class R2 shares of the Funds. Although actual distribution expenses may be more or less, Class A, Class B, Class C and Class R2 shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25%, 1.00%, 1.00% and 0.50%, respectively.  The Rule 12b-1 Plan applies to both Funds.

Purchase, Exchange and Redemption Procedures.  Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the prospectus for the Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.

Dividends, Distributions and Taxes. Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the prospectus for the Funds under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, will be paid as a dividend each quarter.  All income and capital gain distributors are automatically reinvested in shares of the applicable Fund.  You may request in writing a payment in cash if the distribution is in excess of $5.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, principal strategies and policies, as well as the principal risks associated with such objectives, principal strategies and policies.  For a complete description of the Nationwide Fund’s principal strategies, policies and principal risks, you should read the Nationwide Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Large Cap Value Fund compared to the Nationwide Fund?

The investment objective of the Large Cap Value Fund is substantially similar, but not identical, to the investment objective of the Nationwide Fund.  The Large Cap Value Fund seeks to maximize total return, consisting of both capital appreciation and current income.  The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.  The Large Cap Value Fund’s and Nationwide Fund’s investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Are there any significant differences between the principal strategies and policies of the Large Cap Value  Fund compared to the Nationwide Fund?

The principal strategies and policies of the Large Cap Value Fund are similar in some respects, but differ in other material respects from the principal strategies and policies of the Nationwide Fund.  The most significant difference between the Large Cap Value Fund and Nationwide Fund (discussed below) is that the Large Cap Value Fund maintains a policy of investing primarily in large-cap companies, while the Nationwide Fund maintains no such policy relating to the capitalization size of eligible stocks.  Nevertheless, the Nationwide Fund’s benchmark is the S&P 500 Index, a market capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies.  In addition, the Large Cap Value Fund focuses primarily on value stocks, while the Nationwide Fund may include stocks that exhibit a value, growth or other style in order to produce an overall blended equity portfolio.  Finally, the Nationwide Fund, unlike the Large Cap Value Fund, is managed by multiple subadvisers.

Large Cap Value Fund

Under normal circumstances, the Large Cap Value Fund invests at least 80% of its net assets in equity securities issued by large-cap companies, utilizing a value style of investing.  This means that the Large Cap Value Fund invests in equity securities that its subadviser believes are undervalued, i.e., their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.  Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary. In pursuing the Large Cap Value Fund’s investment objective, the Large Cap Value Fund’s subadviser compares securities of larger companies to others similarly situated, using some or all of the following factors, which the subadviser believes have predictive performance characteristics: earnings momentum; price momentum and price-to-economic value. In analyzing specific companies for possible investment, the Large Cap Value Fund’s subadviser seeks to minimize risk by investing in companies that possess characteristics similar to those of companies in the Large Cap Value Fund’s benchmark, the Russell 1000® Value Index, which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.  The subadviser considers selling a security if there are other more attractive securities available, if the business environment is changing, or to control the overall risk of the Large Cap Value Fund’s portfolio.

The Large Cap Value Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.  The Large Cap Value Fund may engage in active and frequent trading of portfolio securities.

Nationwide Fund

The Nationwide Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income.  The Nationwide Fund consists of two portions managed by different subadvisers.  NFA allocates assets to the subadvisers to increase diversification among securities and investment styles, thereby increasing the potential for investment return and, at the same time, reducing risk and volatility.  NFA has selected Aberdeen and Diamond Hill as subadvisers to each manage the assets of a portion of the Fund.  These subadvisers have been chosen because they approach investing in equity securities using different styles or methodologies that NFA believes, when appropriately combined, may produce optimal investment results.

Pursuant to a Manager-of-Managers Exemptive Order that the Trust received from the Securities and Exchange Commission (“SEC”), NFA may allocate and reallocate Fund assets to or among unaffiliated subadvisers at any time, subject to the approval of the Board of Trustees of the Trust.  In addition, certain subadvisers may have limits as to the amount of assets that the subadviser will manage.

The two portions are each managed as follows:

Aberdeen – uses bottom-up qualitative research to construct a diversified portfolio.  Aberdeen evaluates companies based on business quality and valuation, with a focus on the following characteristics: (1) Business prospects/strategy – evidence of industry growth, clear strategy and execution; (2) Management team – motivation, experience, and performance track record; (3) Financials – strong and transparent balance sheet and financial statements; (4) Transparency – clean organizational structure, visible earnings, clear financial reports; and (5) Commitment to shareholder value – company is run for shareholders, not its management.  Aberdeen typically reviews holdings closely and may sell a company’s securities if there is: (1) a deterioration in business quality (e.g., loss of business focus, change in competitive landscape, management changes); (2) a change in valuation (e.g., share price increase outpaces business growth); (3) corporate activity (e.g., takeover or merger); or (4) the emergence of more attractive investment opportunities.

Diamond Hill – invests in a diversified portfolio of stocks of companies that Diamond Hill believes are undervalued, i.e., their stock prices are less than Diamond Hill believes they are intrinsically worth.  Diamond Hill employs a two-step security selection process to find intrinsic value regardless of overall market conditions.  This bottom-up process begins with fundamental research in order to find companies with solid growth prospects based on company-specific strategies or industry factors.  Diamond Hill examines prospective companies’ corporate and financial histories, management philosophies, missions and forecasts.  Once a company is deemed to be attractive by this process, Diamond Hill applies a proprietary valuation model as a tool for stock selection.  Once a stock is selected, Diamond Hill continues to monitor the company’s strategies, financial performance and competitive environment.  Diamond Hill may sell securities: (1) if they reach their price targets; (2) if it believes a company’s fundamentals are deteriorating or (3) if it identifies a stock that it believes offers a better investment opportunity.

The Nationwide Fund is classified as “diversified” under applicable federal law and will not concentrate its investments in any one industry.  The Nationwide Fund may engage in active and frequent trading of portfolio securities.

How do the fundamental investment restrictions of the Large Cap Value Fund differ from the Nationwide Fund?

The Funds have adopted identical fundamental investment restrictions.  Neither Fund may change any of its fundamental investment restrictions without a prior Majority Vote of its shareholders (as defined below).  The Nationwide Fund’s fundamental investment restrictions are listed in the Nationwide Fund’s Statement of Additional Information dated October 15, 2010 (1933 Act File No. 333-40455), which is incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus and is available upon request.

What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in either of the Funds involves risk.  There is no assurance that the Funds will meet their investment objectives.  A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills.  If the value of the Fund’s investments goes down, you may lose money.

Investments in the Funds, as indicated below, are subject to the following principal risks:

Stock market risk (Large Cap Value Fund and Nationwide Fund) – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Portfolio turnover risk (Large Cap Value Fund and Nationwide Fund) – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility and result in additional tax consequences for Fund shareholders.

Value style risk (Large Cap Value Fund) – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Multi-manager risk (Nationwide Fund) - while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadviser.  It is possible that the security selection process of one subadviser will not complement that of the other subadviser.  As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.

REASONS FOR THE TRANSACTION

Based on the considerations described below, the Board, including the trustees who are deemed to be independent trustees (each, a “Trustee” and, collectively, the “Trustees”) under the 1940 Act, on behalf of the Large Cap Value Fund and Nationwide Fund, have determined that the Transaction would be in the best interests of each such Fund and that the interests of each such Fund’s existing shareholders would not be diluted as a result of the Transaction.

At a meeting of the Board held on September 14, 2010, NFA presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the Transaction.  At the meeting, the Board considered a number of factors, including the following:

•
The compatibility of the Large Cap Value Fund’s investment objective, principal strategies, policies, restrictions and principal risks with the investment objective, principal strategies, policies, restrictions, and principal risks of the Nationwide Fund;

•	The relative size of the Large Cap Value Fund as compared to the Nationwide Fund both before and after the Transaction;

•
The relative past and current growth in assets of the Large Cap Value Fund compared to the Nationwide Fund and the anticipated future inability of the Large Cap Value Fund to achieve satisfactory asset growth;

•	The relative expense ratios and advisory fees of the Large Cap Value Fund compared to the Nationwide Fund;

•	The absolute and relative investment performance of the Funds as of June 30, 2010;

•	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders;

•	The estimated costs of the Transaction and the extent to which the Funds would bear any such costs; and

•	The potential benefits of the Transaction for the shareholders of each Fund.

The Board noted that the investment objective for the Large Cap Value Fund is similar to the investment objective of the Nationwide Fund.  The Board considered the investment strategies and policies of the Large Cap Value Fund as compared to those of the Nationwide Fund.  The Board considered that, at a broad level, both Funds invest in many of the same types of securities.  However, the Board noted that the Nationwide Fund invests in a more diversified range of securities than does the Large Cap Value Fund.

The Board was informed of the Large Cap Value Fund’s relatively small asset size of approximately $14.2 million as of June 30, 2010, down from approximately $38.5 million in October 2007, and that NFA was waiving all of its investment advisory fee and reimbursing other expenses of the Large Cap Value Fund in order to control total operating expenses, resulting in a financial loss to NFA.  NFA also explained to the Board that the Large Cap Value Fund’s varied relative investment performance over time made marketing it aggressively in sales channels that were already crowded with similar competing mutual funds difficult, and that it appeared unlikely that the Large Cap Value Fund would attract sufficient asset growth in the foreseeable future to make it profitable to both shareholders and NFA.

With respect to performance, the Board noted that relative performance of Class A shares of the Large Cap Value Fund, as of June 30, 2010, was in the second Lipper quintile, fourth Lipper quintile and third Lipper quintile for the one-year, three-year and five-year periods, respectively, and was, year-to-date, in the fourth Lipper quintile and behind its benchmark, the Russell 1000 Value Index.  With regard to the Nationwide Fund, as of June 30, 2010, the performance of Class A shares was in the fourth Lipper quintile for the one-year period, and the fifth Lipper quintile for each of the three-year and five-year periods.  For the year-to-date, the relative performance of Class A shares of the Nationwide Fund was in the third Lipper quintile, and behind its benchmark, the S&P 500 Index.

NFA acknowledged, and the Board noted, the Nationwide Fund’s performance history.  At the September 14, 2010 meeting, the Board also considered and approved action NFA had recommended that was designed to improve the Nationwide Fund’s performance while maintaining its general approach of investing in a diversified portfolio of common stocks to produce an overall blended equity portfolio.  Specifically, NFA recommended eliminating the distinct use of quantitative investment techniques in pursuing the Nationwide Fund’s investment objective and adding a second subadviser, Diamond Hill, to manage the Nationwide Fund alongside Aberdeen.  Prior to the September 14, 2010 Board meeting, Aberdeen alone had subadvised the Nationwide Fund since October 2007, and NFA had directly managed it prior to that time.  The Nationwide Fund had pursued its objective by investing primarily in common stocks using a dual approach that blended fundamental investment and quantitative techniques, and the Nationwide Fund had been composed of two portions:  a fundamentally managed portion and a quantitatively managed portion.  The fundamental portion used bottom-up qualitative research in constructing a diversified portfolio; the quantitative portion sought to add to the Nationwide Fund’s performance using quantitative techniques while moderating its risk versus the Nationwide Fund’s benchmark.  Aberdeen then combined and integrated these portions to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income.  Upon analysis, NFA determined that the fundamental investment strategy employed by the current Aberdeen portfolio management team, when isolated from the quantitative portion, displayed strong relative performance.  By contrast, the three- and five-year performance of the Nationwide Fund’s quantitative portion had been poor relative to the Nationwide Fund’s benchmark, causing it to detract from the Nationwide Fund’s overall performance.  NFA therefore recommended, and the Board approved, the elimination of the separate quantitative approach from the Nationwide Fund’s principal strategies and replacing it with the Fund’s current strategy.  In addition, NFA determined that the addition of Diamond Hill as a second subadviser would likely benefit the Nationwide Fund. The combination of Diamond Hill’s strategy with Aberdeen’s fundamental investment approach was viewed as potentially producing an optimal risk-adjusted return profile that is consistent with the Nationwide Fund’s investment objective and strategy to invest in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks.  NFA therefore recommended, and the Board approved, the addition of Diamond Hill as a second subadviser to the Nationwide Fund.  These changes were implemented on or about October 18, 2010.

In deciding whether to recommend approval of the Transaction to shareholders, the Board also considered the fees and expense ratios of the Large Cap Value Fund and the Nationwide Fund.  The Board noted the 0.75% management fee of the Large Cap Value Fund, compared to the 0.58% management fee of the Nationwide Fund.  Despite fee waivers and expense reimbursements by NFA, the Large Cap Value Fund’s net operating expenses are higher than those of the Nationwide Fund, for which NFA does not waive fees or reimburse costs in order to limit operating expenses.  Upon implementation of the Transaction, net operating expenses to shareholders of the Large Cap Value Fund would decrease by 23%, 13%, 13% and 16% for Class A, Class B, Class C and Class R2 shares, respectively, based on each Fund’s current fund operating expenses.

The Board considered the potential benefits afforded by a larger fund, such as the potential for greater economies of scale.  The Nationwide Fund had approximately $704.4 million in assets as of June 30, 2010.  Therefore, unlike the Large Cap Value Fund, the Nationwide Fund already offers its shareholders economies of scale and considerably lower fund operating expenses, even before the impact of any improved long-term investment performance is realized.  Upon implementation of the Transaction, shareholders of the Large Cap Value Fund would immediately enjoy reduced fund operating expenses and economies of scale, and potentially benefit from the subadviser and strategy modifications that NFA has recently made to the Nationwide Fund.

NFA informed the Board that the Transaction will be structured as a tax-free reorganization.  NFA also informed the Board that NFA would bear the costs (excluding brokerage costs, if any) related to the Transaction, including the costs associated with the solicitation of proxies.

The Board approved the Plan, concluding that the Transaction is in the best interests of the Large Cap Value Fund and Nationwide Fund and that the interests of existing shareholders of the Large Cap Value Fund and Nationwide Fund will not be diluted as a result of the Transaction.  The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF NATIONWIDE MUTUAL FUNDS, ON BEHALF OF THE LARGE CAP VALUE FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

If the shareholders of the Large Cap Value Fund do not approve the Plan, the Board may consider other possible courses of action for the Large Cap Value Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

This is only a summary of the Plans and is qualified in its entirety by the Plan.  You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

If the shareholders of the Large Cap Value Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

If the shareholders of the Large Cap Value Fund approve the Plan, the Large Cap Value Fund will deliver to the Nationwide Fund substantially all of its respective assets on the Closing Date.  In exchange, the Trust, on behalf of the Large Cap Value Fund, will receive the Nationwide Fund’s shares to be distributed pro rata to the Large Cap Value Fund’s shareholders.  The value of the assets to be delivered to the Nationwide Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date.

If the Transaction is approved, the stock transfer books of the Large Cap Value Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date.  The Large Cap Value Fund will accept requests for redemption only if received in proper form before that time.  Requests received after that time will be considered requests to redeem shares of the Nationwide Fund.

To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board.  The Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Large Cap Value Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

The expenses related to the Transaction (excluding brokerage costs, if any), including the costs associated with the solicitation of proxies, will be paid by NFA.  Brokerage costs will be paid by the Large Cap Value Fund or the Nationwide Fund, as applicable, which ultimately are paid by the Large Cap Value Fund’s and Nationwide Fund’s respective shareholders.

What are the tax consequences of the Transaction?

The following is a general summary of the material federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service and published judicial decisions, all of which are subject to change.

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code.  Based on certain assumptions and customary representations to be made on behalf of the Large Cap Value Fund and Nationwide Fund, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transaction, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of the Large Cap Value Fund will not recognize any gain or loss as a result of the exchange of their shares of the Large Cap Value Fund for shares of the Nationwide Fund, (ii) the Nationwide Fund will not recognize any gain or loss upon receipt by the Nationwide Fund of the Large Cap Value Fund’s assets, (iii) the Large Cap Value Fund will not recognize any gain or loss upon the transfer of its assets to the Nationwide Fund in exchange for shares of the Nationwide Fund or upon the distribution of those Nationwide Fund shares to the shareholders of the Large Cap Value Fund, (iv) the basis of the assets of the Large Cap Value Fund received by the Nationwide Fund will be the same as the basis of those assets in the hands of the Large Cap Value Fund immediately prior to the Transaction, and the Nationwide Fund’s holding period in such assets will include the period during which such assets were held by the Large Cap Value Fund and (v) the holding period and aggregate tax basis of the Nationwide Fund shares that are received by a Large Cap Value Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Large Cap Value Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transaction on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Large Cap Value Fund would recognize gain or loss on the transfer of its assets to the Nationwide Fund and each shareholder of the Large Cap Value Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its the Large Cap Value Fund Shares and the fair market value of the Nationwide Fund Shares it received.

Large Cap Value Fund Dividend Distribution. Before the Transaction, the Trust expects to distribute the Large Cap Value Fund’s ordinary income and realized capital gains (net of available capital loss carryovers) on account of the prior fiscal year and for the short-period through the Closing Date, if any, to shareholders of the Large Cap Value Fund.

General Limitations on Capital Losses.  The Nationwide Fund will succeed to the capital losses of the Large Cap Value Fund, subject to certain limitations discussed below. Capital losses are used to reduce the amount of realized capital gains that a Fund would otherwise distribute to shareholders to avoid entity-level tax. Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. The taxable year of the Large Cap Value Fund that ends on the Closing Date and the remaining portion, if any, of the Nationwide Fund’s taxable year post-closing each are treated as separate taxable years, thereby resulting in an earlier expiration of the Large Cap Value Fund’s capital loss carryovers than would otherwise occur.

A Fund’s capital losses are also subject to an annual limitation if there is a more than 50% change in ownership.  The reorganization of the Large Cap Value Fund, as the smaller of the two Funds, will result in a more than 50% “change in ownership” of the Large Cap Value Fund on a combined basis in that its shareholders will own less than 50% of the outstanding shares of the Nationwide Fund immediately after the Transaction. As a result, any capital loss carryovers of the Large Cap Value Fund, together with any current year loss and net unrealized depreciation in the value of its assets (collectively, its “aggregate capital loss carryovers”), will be subject to an annual limitation for federal income tax purposes. Losses in excess of the limitation may be carried forward to succeeding tax years, subject to the overall eight-year limitation. In general, the annual limitation will equal the aggregate net asset value of the Large Cap Value Fund on the Closing Date multiplied by the long-term tax-exempt rate published by the Internal Revenue Service for ownership changes during the month in which the Transaction closes. The annual limitation for the first period ending after the Closing Date will be prorated based on the number of days remaining post-closing in the Nationwide Fund’s taxable year. The total capital loss carryovers of the Funds, and the approximate annual limitation on the use of the Large Cap Value Fund’s aggregate capital loss carryovers following the Transaction are as follows:

		Large Cap Value Fund	Nationwide Fund
		at 4/30/2010	at 4/30/2010
Line
1	Capital loss carryovers expiring 2016-2017 (1)	($7,251,399)	($420,518,855)
2	Realized gain (loss) (2)	$519,089	$15,944,827
3	Aggregate capital loss carryovers (L1 + L2)	($6,732,310)	($404,574,028)
4	Unrealized net appreciation (depreciation) in value of investments on a tax basis	$1,450,657	$107,269,559
5	Unrealized appreciation (depreciation) in investments as a percentage of net asset value [L4 / L6]	8.56%	13.66%
6	Net Asset Value	$16,938,721	$785,017,729
7	Long-term tax-exempt rate (Oct. 2010)	3.98%	N/A
8	Approximate annual limitation [L6 x L7] (3)	$674,161	N/A

1.	As of the Nationwide Large Cap Value Fund’s fiscal year ended October 31, 2009; as of the Nationwide Fund’s fiscal year ended October 31, 2009.

2.	For the six months ended April 30, 2010; calculated using generally accepted accounting principles (GAAP).

3.
The limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of the Nationwide Large Cap Value Fund on the Closing Date, that is recognized in a taxable year.

This annual limitation on use of the Large Cap Value Fund’s aggregate capital loss carryovers likely will be material, although that depends on the facts at time of closing the Transaction.  However, the aggregate capital loss carryovers of the Nationwide Fund may continue to be available, provided the Nationwide Fund is the larger of the two Funds on the Closing Date.  This being the case, the benefits of Nationwide Fund’s aggregate capital loss carryovers will accrue post-Transaction to all Fund shareholders, including those of the Large Cap Value Fund.  This might be viewed as resulting in some reduction in the available tax benefits for the shareholders of Nationwide Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

Additionally, the capital losses of the Large Cap Value Fund that may be used by the Nationwide Fund for the taxable year first ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Nationwide Fund for such taxable year (excluding capital loss carryovers) treated as realized post-closing based on the number of days remaining in such year. This rule may have the effect of limiting the use of the Large Cap Value Fund’s capital losses to offset its own “built-in gains” realized post-closing in such first taxable year.  Also, if either Fund has a net unrealized built-in gain at the time of the Transaction that is realized by the Nationwide Fund in the five-year period beginning on the Closing Date, such built-in gains when realized may not be offset by the pre-Transaction losses (including capital loss carryovers) built-in to the other Fund at the time of the Transaction.

The ability of the Nationwide Fund to absorb its own capital loss carryovers and those of the Large Cap Value Fund post-closing depends upon a variety of factors that can not be known in advance. Where one or more of the limitations discussed above apply, substantially all of a Fund’s capital loss carryovers may become permanently unavailable the effect of which may be to accelerate the recognition of taxable gain by shareholders of the Nationwide Fund (post-closing), including those shareholders that had been shareholders of the Large Cap Value Fund.

Appreciation in Value of Investments. Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of the Large Cap Value Fund and the Nationwide Fund will be subject to either greater or lesser appreciation (depreciation) in value of portfolio investments as a result of the Transaction. Based on the Large Cap Value Fund’s unrealized appreciation in value of investments on a tax basis as a percentage of its net asset value as of April 30, 2010 of 8.56% compared to that of the Nationwide Fund as of April 30, 2010 of 13.66%, and of 13.56% on a combined basis post-Transaction, the shareholders of the Large Cap Value Fund will be exposed to slightly more unrealized appreciation in value of investments post-Transaction relative to their current exposure.

Tracking Your Basis and Holding Period; State and Local Taxes. After the Transaction, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.  You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Nationwide Fund?

If the Transaction is approved by the shareholders of the Large Cap Value Fund, Class A, Class B, Class C and Class R2 shares of the Large Cap Value Fund will merge with and into Class A, Class B, Class C and Class R2 shares, respectively, of the Nationwide Fund.  The different fees and expenses of each Class are provided above in the section “Fee Tables for the Large Cap Value Fund and Nationwide Fund.”

        Full and fractional shares of the Nationwide Fund will be distributed to shareholders of the Large Cap Value Fund in accordance with the procedures described above.  When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights.  The shares of the Nationwide Fund will be recorded electronically in each shareholder’s account.  The Nationwide Fund will then send a confirmation to each shareholder.  The Nationwide Fund shares to be issued in the Transaction have the same rights and privileges as your shares of the Large Cap Value Fund.

Like the Large Cap Value Fund, the Nationwide Fund does not routinely hold annual meetings of shareholders.  The Nationwide Fund may hold special meetings for matters requiring shareholder approval.  A meeting of the Nationwide Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

The following table sets forth, as of July 31, 2010, the separate capitalizations of the Large Cap Value Fund and Nationwide Fund, and the estimated capitalization of the Nationwide Fund as adjusted to give effect to the Transaction.  The capitalization of the Nationwide Fund is likely to be different if and when the Transaction is actually consummated.

	Large Cap Value Fund (unaudited)	Nationwide Fund (unaudited)	Pro Forma Adjustments to Capitalization1	Nationwide Fund after Transaction1,2 (estimated) (unaudited)
Net assets (all classes) Total shares outstanding	$14,166,241 1,649,846	$746,111,254 62,702,988	(464,932)	$760,277,495 63,887,902

Class A net assets Class A shares outstanding Class A net asset value per share	$11,962,520 1,387,243 $8.62	$58,058,107 4,817,506 $12.05	992,740	$70,020,627 5,810,246 $12.05

Class B net assets Class B shares outstanding Class B net asset value per share	$637,162 75,659 $8.42	$4,920,607 428,960 $11.47	55,550	$5,557,769 484,510 $11.47

Class C net assets Class C shares outstanding Class C net asset value per share	$1,506,530 179,816 $8.38	$477,431 41,701 $11.45	131,575	$1,983,961 173,276 $11.45

Class D net assets Class D shares outstanding Class D net asset value per share		$682,653,062 57,414,649 $11.89		$682,653,062 57,414,649 $11.89

Class R2 net assets Class R2 shares outstanding Class R2 net asset value per share	$60,029 7,128 $8.42	$1,022 86 $11.89	5,049	$61,051 5,135 $11.89

Institutional Class net assets Institutional Class shares outstanding Institutional Class net asset value per share		$1,025 86 $11.92		$1,025 86 $11.92

1	Reflects the conversion of Large Cap Value Fund shares for Nationwide Fund shares as a result of the Transaction.
2           Assumes the Transaction was consummated on July 31, 2010.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services.  Under the terms of a Joint Fund Administration and Transfer Agency Agreement dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds and Nationwide Variable Insurance Trust (another trust also advised by NFA), including daily valuation of each Fund’s shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees.  NFM also serves as transfer agent and dividend disbursing agent for each of the Funds.  NFM is located at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.  Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent under the Sub-Administration Agreement between NFM and such sub-administrator/sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust.

Custodian.  JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.  The Custodian performs no managerial or policy making functions for the Funds.

Additional Information.  More information about the Nationwide Fund or Large Cap Value Fund (1933 Act File No. 333-40455 for the Nationwide Fund and Large Cap Value Fund) is included in: (i) the Nationwide Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) the prospectus for the Large Cap Value Fund dated October 15, 2010, which is incorporated by reference herein; (iii) the Nationwide Fund and Large Cap Value Fund’s Statement of Additional Information dated [October 15, 2010], related to the prospectus for the Large Cap Value Fund and Nationwide Fund Prospectus; (iv) the Statement of Additional Information dated October 15, 2010 (relating to this Proxy Statement/Prospectus), which has been filed with the SEC and is incorporated by reference herein; (v) the Nationwide Fund’s or Large Cap Value Fund’s Annual Report to Shareholders for the year ended October 31, 2009, as applicable; (vi) the Nationwide Fund’s or Large Cap Value Fund’s Annual Report to Shareholders for the year ended October 31, 2010 (when available); and (vii) the Nationwide Fund’s or Large Cap Value Fund’s Semiannual Report to Shareholders for the period ended April 30, 2010.  You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Nationwide Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Nationwide Fund and the shares it offers.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C.  20549 (call 202-551-8090 for hours of operation).  Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Internet site at www.sec.gov.  To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

Who is entitled to vote?

Only shareholders of record of the Large Cap Value Fund as of the close of business on November 22, 2010 (the “Record Date”) will be entitled to vote at the Meeting.  The outstanding shares of the Large Cap Value Fund entitled to vote as of the Record Date are set forth in the table below:

Fund	Number of Shares Outstanding
Large Cap Value Fund

This Proxy Statement/Prospectus, Notice of Special Meeting, proxy card(s), and voting instruction forms were first mailed to contract owners on or about December 15, 2010.

What vote is necessary to approve the Plan?

       Quorum.  With respect to actions to be taken by the shareholders of the Large Cap Value Fund on the matters described in this Proxy Statement/Prospectus, the presence in person or by proxy of 40% of the outstanding shares entitled to vote on the Proposal at the Meeting shall constitute a quorum for purposes of voting upon the Proposal at the Meeting.  Abstentions and “broker non-votes” (as described below) will be included for purposes of determining whether a quorum is present at the Meeting for a particular matter and will have the same effect as a vote “against” the Proposal.

The rules of the SEC require that the Trust disclose in this Proxy Statement/Prospectus the effect of “broker non-votes.”  Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner so that the broker may not exercise discretionary voting power with respect thereto, although such broker may have been able to vote such shares on other matters at the Meeting for which is has discretionary authority or instructions from the beneficial owner.

Required Vote.  The Proposal must be approved by a “majority of outstanding voting securities” as defined in the 1940 Act, which means the lesser of the vote of (i) 67% or more of the voting securities of the Large Cap Value Fund that are present at a meeting called for the purpose of voting on such approval or represented by proxy if holders of shares representing more than 50% of the outstanding voting securities of the Large Cap Value are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Large Cap Value Fund (“Majority Vote”).

Each share of the Large Cap Value Fund is entitled to one vote, and each fraction of a share is entitled to a proportionate fractional vote.

Adjournment.  If a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Proposal are not received, then the persons named as proxies may vote to approve the Proposal for which sufficient votes have been received and may propose one or more adjournments of the Meeting to permit further solicitation of proxies for the Proposal for which sufficient votes have NOT been received; provided, that the persons named as proxies determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders.

How will the shareholder voting be handled?

Only shareholders of record of the Large Cap Value Fund as of close of business on the Record Date will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.  If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.  A majority of the votes cast by shareholders of the Large Cap Value Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting with respect to the Large Cap Value Fund.  The Meeting may also be adjourned by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized offer of the Trust, in the absence of the Chairperson and the President. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

How do I ensure my vote is accurately recorded?

Only shareholders of record at the close of business on the Record Date will be entitled to notice of and to vote at the Meeting.  You may attend the Meeting and vote in person or you may complete, sign, date and return the Proxy Card (or voting instruction form).  If you own shares of the Large Cap Value Fund on the Record Date, a Proxy Card (or voting instruction form) is included with this Proxy Statement.  You also can provide voting instructions by telephone by calling the toll-free number on the Proxy Card(s) or by going to the Internet address provided on the Proxy Card(s).  Please complete the Proxy Card (or voting instruction form), or if you vote by telephone or over the Internet, please vote on the Proposal as it relates to a Fund.  Your voting instructions must be received by the Trust or its proxy solicitor by the date of the Meeting in order to be counted for the Meeting.  If you are eligible to vote by telephone or through the Internet, instructions are enclosed.

The persons named as proxies on the enclosed form of proxy will vote the shares of the Large Cap Value Fund at the Meeting in accordance with the timely instructions received from shareholders.  If a duly signed and dated proxy is received that does not specify a choice (for, against, or abstain), the persons named as proxies will consider the proxy’s timely receipt as an instruction to vote FOR the Proposal(s) to which the proxy relates.

May I revoke my proxy?

Shareholders who execute proxies may revoke them at any time before they are voted by filing a written notice of revocation with the Trust, by delivering a duly executed proxy bearing a later date or by attending the Meeting and voting in person.

Variable Contract owners may revoke previously submitted voting instructions given to Nationwide Life at any time by (i) submitting to Nationwide Life subsequently dated voting instructions, (ii) delivering to Nationwide Life a written notice of revocation, or (iii) otherwise giving notice of revocation at the Meeting, in all cases prior to the exercise of the authority granted in the proxy/voting instruction form.  Variable Contract owners should contact Nationwide Life for further information on how to revoke voting instructions, including any applicable deadlines.  To contact Nationwide Life, please call toll-free at (800) 848-6331.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting with respect to the Large Cap Value Fund other than those described in this Proxy Statement/Prospectus.  The Board is not aware of any other matters to be brought before the Meeting with respect to the Large Cap Value Fund by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of NFA and the Board.

What other solicitations will be made?

This proxy solicitation is being made by the Board for use at the Meeting.  The cost of this proxy solicitation will be paid by NFA as set forth below.  In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.  The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.  The Trust may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition to solicitations by mail, officers and employees of NFA and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews.  The Trust has engaged The Altman Group (“Altman”) to solicit proxies and voting instructions from brokers, banks, other institutional holders or Variable Contract owners, as applicable, at an anticipated estimated cost of [insert cost], including out of pocket expenses, which will be borne by NFA as described below.  Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes or voting instructions.  The Trust has also agreed to indemnify Altman against certain liabilities and expenses, including liabilities under the federal securities laws.  The Trust expects that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

As the Meeting date approaches, certain shareholders of the Large Cap Value Fund may receive a telephone call from a representative of Altman if their votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.  These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.  Variable Contract owners may also receive a telephone call from a representative of Altman if their voting instructions have not yet been received.

In all cases where a telephonic proxy is solicited, the Altman representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail.  If the shareholder is a corporation or other entity, the Altman representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to Altman then the Altman representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal.  Although the Altman representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.  Altman will record the shareholder’s instructions on the card.

Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Altman immediately if his or her instructions are not correctly reflected in the confirmation.  The representative will follow the same procedure when soliciting voting instructions telephonically from Variable Contract owners.

Who will pay the expenses of the Proposal?

The costs of the Proposal (excluding brokerage costs), including the costs associated with the solicitation of proxies in connection with the Meeting, will be paid by NFA.  Brokerage costs will be borne by the Large Cap Value Fund, or the Nationwide Fund, as applicable, and ultimately, shareholders of each such Fund.

How do I submit a shareholder proposal?

The Trust is not required to, and does not intend to, hold regular annual shareholders’ meetings.  A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of the Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting.  The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the Securities Exchange Act of 1934.  Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the Trust’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES AS OF RECORD DATE

On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof.

To the best knowledge of the Trust, as of the Record Date, no person, except as set forth below, owned of record 5% or more of the outstanding shares of any class of the Large Cap Value Fund.  Except as noted, the Trust has no knowledge of beneficial ownership.

Name and Address of Shareholder	Number of Shares Beneficially Owned	Percentage of the class Held by the Shareholder

EXHIBITS TO

PROXY STATEMENT/PROSPECTUS

Exhibit

A	Form of Plan of Reorganization for the Large Cap Value Fund

OTHER DOCUMENTS INCLUDED WITH
THIS PROXY STATEMENT/PROSPECTUS

•	Prospectus of Nationwide Fund dated October 15, 2010, as supplemented to date.

PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of ______________, 2010 is adopted by Nationwide Mutual Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, on behalf of two of its series, the Nationwide Fund (the “Acquiring Fund”) and the Nationwide Large Cap Value Fund (the “Acquired Fund”).

The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class A (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class B (“Acquiring Fund Class B Shares”), (c) shares of beneficial interest, without par value, of the Acquiring Fund – Class C (“Acquiring Fund Class C Shares”), (d) shares of beneficial interest, without par value, of the Acquiring Fund – Class R2 (“Acquiring Fund Class R2 Shares”), (e) shares of beneficial interest, without par value, of the Acquiring Fund – Institutional Service Class (“Acquiring Fund Institutional Service Class”); (ii) the distribution of (a) Acquiring Fund Class A Shares to the holders of Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund – Class B shares (“Acquired Fund Class B Shares”), (c) Acquiring Fund Class C Shares to the holders of Acquired Fund – Class C shares (“Acquired Fund Class C Shares”), (d) Acquiring Fund Class R2 Shares to the holders of Acquired Fund – Class R2 shares (“Acquired Fund Class R2 Shares”), (e) Acquiring Fund Institutional Service Class Shares to the holders of Acquired Fund – Institutional Service Class shares (“Acquired Fund Institutional Service Class Shares”); and (iii) the liquidation and dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         1.   Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a)            Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, brokerage commissions, and subject to Section 10 below), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”).  The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date.  The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.  To the extent that any Acquired Fund Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities.

(b)            Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of the Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of the Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Acquiring Fund Class R2 Shares determined by dividing the net asset value per share of the Acquired Fund Class R2 Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Class R2 Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class R2 Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Service Class Shares determined by dividing the net asset value per share of the Acquired Fund Institutional Service Class Shares as of Close of Business on the Valuation Date by the net asset value per share of the Acquiring Fund Institutional Service Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Institutional Service Class Shares as of Close of Business on the Valuation Date.

(c)           As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1.  Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date.  Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place.  No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund irrespective of whether such shareholders hold their shares in certificated form.

(d)           At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

(e)           At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

         2.   Valuation

(a)           The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

(b)           The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R2 Shares, and Acquiring Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

(c)           The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R2 Shares, and Acquired Fund Institutional Service Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

         3.            Closing and Valuation Date

The Valuation Date shall be [INSERT DATE] or such later date as the Trust may designate.  The Closing shall take place at the principal office of the Trust, at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406, at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date.  Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust.  The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008.  Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.  The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

         4.    Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value.  Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)           The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2009, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)           The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

(d)           The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e)           At the Closing, the Trust, on behalf of the Acquiring Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f)           The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as

amended (the “Code”), the Acquired Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, has not had any earning and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding previsions of prior law) did not apply, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquired Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquired Fund is a party, other than as disclosed in the Acquired Fund’s registration statement on Form N-1A filed with the Commission or the Acquired Fund’s Prospectus.

         5.    Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund.  Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b)           At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c)           The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d)           At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)           The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

(f)           The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, has not had any earning and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding previsions of prior law) did not apply, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.  For all taxable years and all applicable quarters of such years since its inception, the Acquiring Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g)           There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

         6.   Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)           The Trust is a statutory trust created under the laws of the State of Delaware on September 1, 2004, and is validly existing and in good standing under the laws of that state.  The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)           The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

(c)           The Trust is not a party to or obligated under any provision of its Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”), By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

(d)           The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)           The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)           Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)           There are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan.  The Trust, the Acquired Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)           The Trust has duly filed, on behalf of the Acquired Fund and the Acquiring Fund, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Acquired Fund and the Acquiring Fund, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or the Acquiring Fund, as applicable.  The Trust has, on behalf of each of the Acquired Fund and the Acquiring Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Acquired Fund or the Acquiring Fund.  The amounts established as provisions for Taxes in the books and records of each of the Acquired Fund and the Acquiring Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Acquired Fund or the Acquiring Fund, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date.  No Tax return filed by the Trust on behalf of the Acquired Fund or the Acquiring Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Acquired Fund or the Acquiring Fund.  As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i)            All information provided by the Trust for inclusion in, or transmittal with, the combined proxy statement and prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j)            Except for the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.   Obligations of the Trust on behalf of the Acquired Fund

(a)           The Trust shall operate the business of the Acquired Fund as presently conducted between the date hereof and the Closing.

(b)           The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

(c)           The Trust shall file, by the date of the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)           At the Closing, the Trust shall provide:

(1)           A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

(2)           A copy (which may be in electronic form) of the Acquired Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(e)           The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined proxy statement and prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

(f)            At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

 8.            Obligations of the Trust on behalf of the Acquiring Fund

(a)           The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)           The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

(c)           The Trust shall file, by the date of the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d)           At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e)           The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable.  At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the registration statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9.   Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)           That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)           The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)           That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

(d)           That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)            That the Acquired Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Acquired Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, and (B) all of Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover).

(f)           That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

(g)           That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)           The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)           No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3)           No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4)           No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to it shareholders in complete liquidation pursuant to Section 361(c)(1) of the Code;

(5)           The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(6)           The holding periods of the assets of the Acquired Fund received by the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(7)           No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund solely for the shares (including fractional shares to which they may be entitled) of the Acquiring Fund pursuant to Section 354(a) of the Code;

(8)           The aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9)           The holding period of the Acquiring Fund shares to be received by each Acquired Fund shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the shareholder held the Acquired Fund as a capital asset on the date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10)           The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 9(g).

(h)           That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)           The Trust was created as a statutory trust under the laws of the State of Delaware on September 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2)           The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)           The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

(4)           Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)           Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6)           Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

(7)           The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)           To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)           Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(i)            That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(j)            That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

(k)           That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

        10.   Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne by [Nationwide Fund Advisors].

        11.   Termination; Waiver; Order

(a)           Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

(b)           If the transactions contemplated by this Plan have not been consummated by December 31, 2011, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)            In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)           At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)            The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)            If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12.           Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.           Indemnification

(a)           The Acquired Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(a), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust or the Acquired Fund contained in this Agreement, the registration statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquired Fund. The Indemnified Parties will notify the Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund’s obligation under this Section 13(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired

Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)           The Acquiring Fund shall indemnify and hold harmless, solely out of its assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), the Trust and the trustees and officers of the Trust (for purposes of this Section 13(b), the “Indemnified Parties”) against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in this Agreement, the registration statement, the Prospectus or the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Trust or the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust or the Acquiring Fund. The Indemnified Parties will notify the Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 13(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 13(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund’s obligation under this Section 13(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 13(b) without the necessity of the Indemnified Parties’ first paying the same.

14.           Final Tax Returns and Forms 1099 of the Acquired Fund

(a)           After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)           Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

        15.   Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16.           Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Mutual Funds, on behalf of Nationwide Fund and Nationwide Large Cap Value Fund

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors

By
Michael S. Spangler, President

[Nationwide Logo]
Nationwide Large Cap Value Fund

Proxy for Special Meeting of Shareholders – February 16, 2011

The undersigned, revoking previous proxies, hereby appoint(s) Eric Miller, Allan Oster and James Bernstein, or any one of them, attorneys, with full power of substitution, to vote all shares of the Fund(s) of Nationwide Mutual Funds (the “Trust”), as indicated above, which the undersigned is entitled to vote at a Special Meeting of Shareholders of the Trust to be held at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania, 19406, on February 16, 2011, at 10:00 a.m., Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposal(s) described in the Proxy Statement as specified on the reverse side.

Receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement is hereby acknowledged. This proxy is solicited on behalf of the Board of Trustees of the Trust.

QUESTIONS ABOUT THIS PROXY?

Should you have any questions about the proxy materials or regarding how to vote your shares, please contact our proxy information line toll-free at [INSERT NUMBER].  Representatives are available [Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.]

Registration printed here

Formatting note: the top of this window should hit lateral line 2.7

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

Nationwide Large Cap Value Fund

Proxy for Special Meeting of Shareholders — February 16, 2010

NOTE: Please sign exactly as your name appears on this proxy card. When shares are held by joint tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person’s title.

Shareholder sign here

Joint owner sign here

Date:

Please see the instructions below if you wish to vote by PHONE, MAIL or via the INTERNET.

CALL:	To vote your proxy by phone, call toll-free [INSERT NUMBER] and enter the control number found on the reverse side of this proxy card.

LOG-ON:	To vote via the Internet, go to www.proxyonline.com and enter the control number found on the reverse side of this proxy card.

MAIL:	To vote your proxy by mail, check the appropriate voting box on the reverse side of this proxy card, sign and date the card and return it in the enclosed postage-paid envelope.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY.  EVERY SHAREHOLDER’S VOTE IS IMPORTANT.

NATIONWIDE LARGE CAP VALUE FUND                                                                                                                CONTROL NUMBER

  123456789123

WE NEED YOUR PROXY VOTE AS SOON AS POSSIBLE.

 YOUR PROMPT ATTENTION WILL HELP TO AVOID
THE EXPENSE OF FURTHER SOLICITATION.

Please remember to sign and date the reverse side before mailing in your vote.

PLEASE REFER TO THE PROXY STATEMENT DISCUSSION OF THIS PROPOSAL(S).  IF NO DIRECTION IS MADE, AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY WILL BE VOTED FOR THE PROPOSAL.   AS TO ANY OTHER MATTER, SAID ATTORNEYS WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.

TO VOTE, MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: ■

PLEASE FOLD HERE AND RETURN THE ENTIRE BALLOT – DO NOT DETACH

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PROPOSAL: To approve a Plan of Reorganization (the “Plan”) by the Trust, on behalf of the Nationwide Fund and the Nationwide Large Cap Value Fund which provides for: (i) the acquisition by the Nationwide Fund of substantially all of the property, assets and goodwill of the Nationwide Large Cap Value Fund, in exchange solely for shares of the Nationwide Fund; (ii) the pro rata distribution of shares of the Nationwide Fund to the shareholders of the Nationwide Large Cap Value Fund; and (iii) the liquidation and dissolution of the Nationwide Large Cap Value Fund.
1.

To vote the proxy, please use the boxes below.
FOR ALL	AGAINST ALL	ABSTAIN ALL
□	□	□

2.	To vote on any other business as may properly come before the Special Meeting of Shareholders or any adjournment(s) thereof.

STATEMENT OF ADDITIONAL INFORMATION
FOR
NATIONWIDE FUND

Dated [INSERT], 2010

Acquisition of the Assets of:
NATIONWIDE LARGE CAP VALUE FUND
By and in exchange for shares of:
NATIONWIDE FUND (each, a series of Nationwide Mutual Funds)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of all of the assets of the Nationwide Large Cap Value Fund (the “Large Cap Value Fund”) in exchange for shares of the Nationwide Fund (the “Nationwide Fund”).

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated [INSERT], 2010, relating to the above-referenced transaction.  You can request a copy of the Proxy Statement/Prospectus by calling (800) 848-0920, or by writing to Nationwide Mutual Funds (the “Trust”) at 1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406.

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.           Statement of Additional Information of the Nationwide Fund, dated March 1, 2010 (as revised October 15, 2010), as previously filed via EDGAR is incorporated herein by reference to the Trust’s filing under Rule 497 filed October 15, 2010, and will be mailed to any shareholder who requests this SAI.

2.           Annual Report of the Nationwide Fund for the fiscal year ended October 31, 2009, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed January 7, 2010, and will be mailed to any shareholder who requests this SAI.

3.           Annual Report of the Large Cap Value Fund for the fiscal year ended October 31, 2009, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSR filed January 7, 2010, and will be mailed to any shareholder who requests this SAI.

4.           Semi-Annual Report of the Nationwide Fund for the period ended April 30, 2010, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSRS filed July 7, 2010, and will be mailed to any shareholder who requests this SAI.

5.           Semi-Annual Report of the Large Cap Value Fund for the period ended April 30, 2010, as previously filed via EDGAR is incorporated herein by reference to the Trust’s N-CSRS filed July 7, 2010, and will be mailed to any shareholder who requests this SAI. *
___________________
*           Pro Forma Financial Statements for the Large Cap Value Fund are not required as the net asset value, as of July 31, 2010, of the Large Cap Value Fund does not exceed ten percent of the Nationwide Fund’s net asset value.

PART C

OTHER INFORMATION

Item 15.
Indemnification.  The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009 (the “Amended Declaration”), of Registrant, Nationwide Mutual Funds, a Delaware Statutory Trust (the “Trust” or “NMF”)

Filing:  Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(i)	Amended Resolutions dated September 14, 2010, to the Amended Declaration
Filing: Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: September 15, 2010

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated Bylaws, amended and restated as of June 17, 2009, of the Trust
Filing:  Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Form of Plan of Reorganization between the Registrant, on behalf of Nationwide Large Cap Value Fund and Nationwide Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  June 14, 2007

(i)	Exhibit A to the Investment Advisory Agreement among the Trust and NFA, dated as of May 1, 2007, as amended February 28, 2008
Filing:  Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(b)	Investment Advisory Agreement dated August 28, 2007 pertaining to the Target Destinations Funds currently managed by NFA
Filing:  Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  August 27, 2007

(i)	Exhibit A, amended August 1, 2008, to the Investment Advisory Agreement dated August 27, 2007, pertaining to the Target Destinations Funds
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(ii)	Form of Exhibit A to the Investment Advisory Agreement dated August 27, 2007, pertaining to the Target Destinations Funds
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(c)	Subadvisory Agreements

(i)	Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Nationwide Money Market Fund, which are series of the Trust, dated as of April 2, 2009
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2010

(a)	Exhibit A, effective April 2, 2009, amended December 2, 2009, to the Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: February 26, 2010

(ii)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, which are series of the Trust, dated as of May 1, 2007, amended June 16, 2010

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(iii)
Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. for the Nationwide Short Duration Bond Fund and Nationwide Enhanced Income Fund, which are series of the Trust, dated as of September 1, 2007

Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  October 5, 2007

(iv)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. for the Nationwide International Value Fund, a series of the Trust, dated as of December 19, 2007
Filing:  Post-Effective Amendment No. 91 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  December 17, 2007

(v)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the Nationwide Bond Fund and Nationwide Government Bond Fund, which are series of the Trust, dated as of January 1, 2008

Filing:  Post-Effective Amendment No. 96 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  December 19, 2008

(vi)	Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. (“Aberdeen”) for the Nationwide Fund, a series of the Trust, dated as of October 1, 2007
Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  October 5, 2007

(a)	Form of Exhibit A to the Subadvisory Agreement among the Trust, NFA and Aberdeen
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(vii)	Subadvisory Agreement among the Trust, NFA and NorthPointe Capital, LLC, for the Nationwide Large Cap Value Fund, a series of the Trust, dated as of October 1, 2007
Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  October 5, 2007

(viii)	Subadvisory Agreement among the Trust, NFA and Diamond Hill Capital Management, Inc. (“Diamond Hill”), for the Nationwide Value Fund, which are series of the Trust, dated as of February 26, 2008
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(a)	Form of Subadvisory Agreement among the Trust, NFA and Diamond Hill for the Nationwide Fund, a series of the Trust.
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(ix)	Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, for the Nationwide U.S. Small Cap Value Fund, a series of the Trust, dated as of December 19, 2007
Filing:  Post-Effective Amendment No. 92 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  December 28, 2007

(x)	Form of Subadvisory Agreement among the Trust, NFA and Turner Investment Partners, L.P., for Nationwide Growth Fund, a series of the Trust.
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Underwriting Agreement dated May 1, 2007, amended February 28, 2008, between the Trust and Nationwide Fund Distributors LLC (“NFD”)
Filing:  Post-Effective Amendment No. 87 to Registration Statement on Form N-1A
              File No.:  333-40455
Filing Date:  June 14, 2007

(i)	Form of Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December __, 2010 between the Trust and NFD
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(b)	Model Dealer Agreement, effective January 2008
Filing: Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date: February 27, 2008

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Custody Agreement dated April 4, 2003, amended February 28, 2008 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 72 to Registration Statement on Form N-1A
              File No.:  333-40455
Filing Date:  February 28, 2005

(i)	Amendment to the Custody Agreement dated April 4, 2003, amended December 2, 2009 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2010

(ii)	Waiver to Global Custody Agreement dated as of February 28, 2005
Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2006

(iii)	Cash Trade Execution Rider, dated April 4, 2003
Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 28, 2006

(iv)	Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 333-40455
Filing Date: February 26, 2010

(v)	Form of Fund List to Custody Agreement dated April 4, 2003, as amended December __, 2010 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Form of Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended December __, 2010
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(b)	Form of Rule 18f-3 Plan effective March 2, 2009, as amended December __, 2010
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Opinion and Consent of Counsel dated [insert] is filed herewith as Exhibit EX-16.11.a

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of Nationwide Large Cap Value Fund and Nationwide Fund shall be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust and Nationwide Fund Management LLC
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(b)	Form of Administrative Services Plan effective May 1, 2007, as amended December __, 2010
Filing:  Post-Effective Amendment No. 103 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 15, 2010

(i)	Form of Servicing Agreement, effective January 2007
Filing:  Post-Effective Amendment No. 86 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2007

(c)	Form of Operational Servicing Agreement between NFM and Fund Provider(s)
Filing: Post-Effective Amendment No. 88 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date: August 27, 2007

(d)
Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the Nationwide Money Market Fund, Nationwide Short Duration Bond Fund, Nationwide Enhanced Income Fund, Nationwide U.S. Small Cap Value Fund, Nationwide International Value Fund, Nationwide Value Fund, Nationwide Large Cap Value Fund, Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Nationwide Bond Fund, Nationwide Growth Fund and each of the Nationwide Investor Destinations Funds, which are series of the Trust

Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(i)	Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended March 1, 2010
Filing: Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(e)
Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers. Specific agreements are between the Trust and each of the following:  Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

Filing:  Post-Effective Amendment No. 72 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2005

(f)
Assignment and Assumption Agreement between Gartmore Mutual Funds, an Ohio business trust (“OBT”) and the Trust, a Delaware statutory trust, dated as of February 28, 2005, assigning to the Trust OBT’s titles, right, benefit and privileges in and to certain contracts in the Agreement

Filing:  Post-Effective Amendment No. 74 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 28, 2006

(g)
Fee Waiver Agreement between the Trust and NFA, for Nationwide S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide International Index Fund and Nationwide Bond Index Fund, effective as of June 16, 2010

Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(h)	Form of Fee Waiver Agreement between the Trust and NFA for Nationwide Fund,
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(i)	Form of Fee Waiver Agreement between the Trust and NFA for Nationwide Growth Fund,
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm is filed herewith as
Exhibit EX-16.14.a

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated September 14, 2010 is filed herewith as Exhibit EX-16.16.a

(17)	Any additional exhibits which the Registrant may wish to file.

(i)	Code of Ethics for the Gartmore Mutual Funds and Gartmore Variable Insurance Trust (now known as the Trust and Nationwide Variable Insurance Trust, respectively) dated December 3, 2009
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(ii)	Code of Ethics dated May 18, 2007 for NFA
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(iii)	Code of Ethics dated May 18, 2007 for NFD
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(iv)	Code of Ethics dated October 1, 2008 for Federated Investment Management Company
Filing:  Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(v)	Advisory Employee Investment Transaction Policy dated January 15, 2009 for BlackRock Investment Management, LLC
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(vi)	Code of Business Conduct and Ethics dated December 2008 for AllianceBernstein L.P.
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:   February 26, 2009

(vii)	Code of Ethics dated July 21, 2009 for Aberdeen Asset Management Inc.
Filing:  Post-Effective Amendment No. 98 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  November 17, 2009

(viii)	Code of Ethics dated February 25, 2008 for Morley Capital Management Inc.
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(ix)	Code of Ethics dated January 31, 2009 for NorthPointe Capital, LLC
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(x)	Code of Ethics dated October 1, 2006 for Dimensional Fund Advisors LP
Filing:  Post-Effective Amendment No. 95 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 27, 2008

(xi)	Code of Ethics dated December 31, 2008 for Diamond Hill Capital Management Inc.
Filing:  Post-Effective Amendment No. 97 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  February 26, 2009

(xii)	Code of Ethics dated February 26, 2010 for Turner Investment Partners, L.P.
Filing:  Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File No.:  333-40455
Filing Date:  September 14, 2010

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the

1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES
As required by the Securities Act of 1933, as amended, (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant in the Township of Upper Merion and the Commonwealth of Pennsylvania on the 12th day of November, 2010.

NATIONWIDE MUTUAL FUNDS

By:  /s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:   /s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

EXHIBIT LIST

Opinion and Consent of Counsel	E EX-16(11)(a)
Consent of Independent Registered Public Accounting Firm	E EX-16(14)(a)
Powers of Attorney	E EX-16(16)(a)